RIGHT OF USE LEASE ASSETS (Details) - USD ($)			12 Months Ended
	Oct. 15, 2021	Apr. 01, 2019	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease, practical expedients, package [true false]		true
Lease, practical expedient, use of hindsight [true false]		false
Deficit			$ (53,107,676)	$ (36,256,612)
Total lease expenses			467,435	398,709	$ 1,976,738
Total cash paid for operating leases	$ 934,871		$ 934,871	$ 398,709	2,100,320
ASU 2016-02 | Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deficit					$ 0
ROU asset		$ 2,559,646
Lease liability		$ 2,559,646